Inventories (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Inventory [Abstract]
Raw materials	$ 2,385,295	$ 2,618,406
Work-in-progress	1,738,091	1,613,781
Finished goods	417,466	820,949
Inventories	$ 4,540,852	$ 5,053,136